Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Current Assets
Schedule of Components of other current assets

Components of other current assets are as follows:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Receivables from financial leasing service	216,071	64,686	9,291
Advance to vendors	93,192	11,051	1,587
Deposits for lending service	45,992	670	96
Receivables from equity transfer	—	42,985	6,174
VAT receivable	34,161	71,337	10,247
Others	63,853	52,972	7,609
Total	453,269	243,701	35,004